Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of Disaggregated Revenue

Segment Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$1,228	$1,069	$929
Endoscopy	3,807	3,389	3,068
Medical	4,204	3,852	3,459
Vascular	1,968	1,307	1,226
Neuro Cranial	2,485	2,136	1,876
	$13,692	$11,753	$10,558
Orthopaedics:
Knees	$2,656	$2,447	$2,273
Hips	1,865	1,704	1,544
Trauma and Extremities	3,948	3,507	3,147
Ortho Tech	2,770	2,477	2,263
Spinal Implants	185	707	713
	$11,424	$10,842	$9,940
Total	$25,116	$22,595	$20,498

United States Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$1,072	$925	$800
Endoscopy	3,133	2,792	2,513
Medical	3,510	3,191	2,785
Vascular	1,048	506	483
Neuro Cranial	2,052	1,761	1,531
	$10,815	$9,175	$8,112
Orthopaedics:
Knees	$1,924	$1,788	$1,676
Hips	1,137	1,059	988
Trauma and Extremities	2,926	2,586	2,297
Ortho Tech	2,086	1,846	1,684
Spinal Implants	118	489	500
	$8,191	$7,768	$7,145
Total	$19,006	$16,943	$15,257

International Net Sales
MedSurg and Neurotechnology:	2025	2024	2023
Instruments	$156	$144	$129
Endoscopy	674	597	555
Medical	694	661	674
Vascular	920	801	743
Neuro Cranial	$433	375	345
	$2,877	$2,578	$2,446
Orthopaedics:
Knees	$732	$659	$597
Hips	728	645	556
Trauma and Extremities	1,022	921	850
Ortho Tech	684	631	579
Spinal Implants	67	218	213
	$3,233	$3,074	$2,795
Total	$6,110	$5,652	$5,241

Changes in Contract Liabilities	Changes in
contract liabilities during the year were as follows:

	2025	2024
Beginning contract liabilities	$978	$860
Revenue recognized from beginning of year contract liabilities	(546)	(553)
Net advance consideration received during the period	592	671
Ending contract liabilities	$1,024	$978